UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glenrock Inc.
Address: 623 Fifth Ave, Suite 3101
         New York, New York  10022

13F File Number:  028-13765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Katz
Title:     President
Phone:     212-808-7387

Signature, Place, and Date of Signing:

 /s/     Michael Katz     New York, New York     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $105,408 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AURICO GOLD INC                COM              05155C105     6209   700000 SH       SOLE                   700000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3015   315000 SH       SOLE                   315000        0        0
CARTER INC                     COM              146229109      498    10000 SH       SOLE                    10000        0        0
CITIGROUP INC                  COM NEW          172967424     2814    77000 SH       SOLE                    77000        0        0
COBALT INTL ENERGY INC         COM              19075F106     7327   244000 SH       SOLE                   244000        0        0
DELL INC                       COM              24702R101     3021   182000 SH       SOLE                   182000        0        0
ELDORADO GOLD CORP NEW         COM              284902103     6850   500000 SH       SOLE                   500000        0        0
GENCORP INC                    COM              368682100    15564  2192100 SH       SOLE                  2192100        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     5301   485000 SH       SOLE                   485000        0        0
HOLOGIC INC                    COM              436440101     6724   312000 SH       SOLE                   312000        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106     4829   120000 SH       SOLE                   120000        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     6104   535000 SH       SOLE                   535000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     5267   538000 SH       SOLE                   538000        0        0
MICROSOFT CORP                 COM              594918104     4774   148000 SH       SOLE                   148000        0        0
MORGAN STANLEY                 COM NEW          617446448     5106   260000 SH       SOLE                   260000        0        0
ST JOE CO                      COM              790148100     9385   493700 SH       SOLE                   493700        0        0
SUNTRUST BKS INC               COM              867914103     5632   233000 SH       SOLE                   233000        0        0
SUPERVALU INC                  COM              868536103     3426   600000 SH       SOLE                   600000        0        0
SYMANTEC CORP                  COM              871503108     3562   190500 SH       SOLE                   190500        0        0